Term deposits	12 Months Ended
Mar. 31, 2024
Term Deposits
Term deposits

23 Term deposits

	March 31,
	2023	2024
Fixed deposits with banks	587,375	2,757,824
Total	587,375	2,757,824
Non-current	6,158	137,169
Current	581,217	2,620,655
Total	587,375	2,757,824

Term deposits as on March 31, 2024, include INR 420,337 (March 31, 2023: INR 550,053) pledged with banks against bank guarantees and credit card facility (Refer to Note 32). Tenure for term deposits range from 6 month to 3 years.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)